SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Class A Common Stock
Bad debt expenses		$ 0	$ 38,352
Impairment expense		139,700
FDIC cash balances limits			0
Allowance for doubtful accounts		0	$ 90,189
Share price			$ 1.06
Risk-free interest rate, minimum			4.41%
Derivative liabilities		202,551
Risk-free interest rate, maximum			4.73%
Expected volatility rate, minimum			164.00%
Reclassification in fair value of derivative liability	$ 546,654
Expected volatility rate, maximum			379.00%
Exercise prices			$ 1.00
Expected term			one to two years
Convertible Notes [Member]
Derivative liabilities		$ 5,145,985